UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07447

                                                     Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCKS—3.3%

Financials—3.3%
Itau Unibanco Holding S.A. ADR 0.55% (Brazil)	12,098,622	$	167,929
Itausa Investimentos Itau S.A. 0.66% (Brazil)	30,325,217		115,465

TOTAL PREFERRED STOCKS (Identified Cost $289,158)			283,394

COMMON STOCKS—90.7%

Consumer Discretionary—8.1%
Galaxy Entertainment Group Ltd. (Hong Kong)	17,579,458		102,105
Genting Malaysia Bhd (Malaysia)	61,480,600		78,338
Grupo Televisa S.A. Sponsored ADR (Mexico)	2,511,483		85,089
Matahari Department Store Tbk PT (Indonesia)	30,176,467		40,182
Naspers Ltd. Class N (South Africa)	1,027,526		113,383
Sands China Ltd. (China)	36,723,057		191,541
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)	198,418		37,503
Westlife Development Ltd. (India)(2)	2,652,000		13,739
Zee Entertainment 6% Cum. Redeemable Pref Shs (India)(2)	110,299,896		1,500
Zee Entertainment Enterprises Ltd. (India)	6,224,716		31,663

			695,043

Consumer Staples—31.8%
Ambev S.A. ADR (Brazil)(2)	40,868,824		267,691
British American Tobacco Bhd (Malaysia)	2,304,478		49,525
British American Tobacco plc (United Kingdom)	8,328,799(3)		470,477
British American Tobacco plc (United Kingdom)	18,256(4)		1,031
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)(6)	123,650		12,454
Coca-Cola Icecek AS (Turkey)	911,251		19,674
Colgate Palmolive India Ltd. (India)	1,567,838		44,236
CP ALL PCL (Thailand)	79,782,800		110,109
Dairy Farm International Holdings Ltd. (Hong Kong)	2,419,635		23,059
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,853,144		170,582
Hindustan Unilever Ltd. (India)	17,041,067		205,839
ITC Ltd. (India)	62,179,871		372,717
Nestle India Ltd. (India)	495,614		47,897
Orion Corp. (South Korea)	83,571		69,296
President Chain Store Corp. (Taiwan)	3,194,685		22,895
SABMiller plc (South Africa)	5,008,099		278,352
Souza Cruz S.A. (Brazil)	13,482,005		108,451
Thai Beverage PCL (Thailand)	171,224,600		102,678

	SHARES	VALUE

Consumer Staples—(continued)
Tsingtao Brewery Co., Ltd. (China)	8,419,378	$59,961
Unilever Indonesia Tbk PT (Indonesia)	31,165,135	81,334
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	85,259,526	214,569

		2,732,827

Energy—0.5%
Ultrapar Participacoes S.A. (Brazil)	2,030,778	43,067

Financials—22.2%
Axis Bank Ltd. (India)	10,774,619	65,893
Bangkok Bank PCL (Thailand)	14,728,921	95,392
Bank Central Asia Tbk PT (Indonesia)	84,310,628	90,469
BB Seguridade Participacoes SA (Brazil)	5,508,048	72,661
BM&F Bovespa S.A. (Brazil)	19,688,894	90,330
DBS Group Holdings Ltd. (Singapore)	5,674,488	81,935
Fibra Uno Administracion SA de CV REIT (Mexico)	17,772,324	58,462
Grupo B.T.G. Pactual (Brazil)	3,436,501	44,828
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	6,705,118	90,720
Housing Development Finance Corp. (India)	23,249,077	397,241
Housing Development Finance Corp. Bank Ltd. (India)	17,550,602	247,985
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,586,117	73,881
ICICI Bank Ltd. (India)	655,916	15,225
Kasikornbank PCL (Thailand)	12,661,374	91,373
Kotak Mahindra Bank Ltd. (India)	4,353,488	71,414
Malayan Banking Bhd (Malaysia)	39,536,241	120,037
Public Bank Bhd (Malaysia)	14,123,600	81,370
Remgro Ltd. (South Africa)	5,784,341	116,899

		1,906,115

Health Care—4.0%
Cipla Ltd. (India)	13,185,787	133,822
Sun Pharmaceutical Industries Ltd. (India)	14,812,513	205,603

		339,425

Industrials—0.8%
CCR S.A. (Brazil)	5,974,692	41,251
Havells India Ltd. (India)	6,767,391	29,021

		70,272

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—11.8%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	158,093	$14,047
Autohome, Inc. ADR (Cayman Islands)(2)(6)	544,333	22,867
Baidu, Inc. Sponsored ADR (China)(2)	984,661	214,883
Bitauto Holdings Ltd. ADR (China)(2)	567,020	44,227
Cielo SA (Brazil)	11,328,130	184,332
HCL Technologies Ltd. (India)	3,296,330	91,522
Mail.Ru Group Ltd. GDR (Russia)(2)	1,641,191	46,134
NetEase, Inc. ADR (China)	412,500	35,335
Tata Consultancy Services Ltd. (India)	3,444,139	152,611
Tencent Holdings Ltd. (Cayman Islands)	7,991,885	118,877
Yandex NV (Russia)	3,346,556	93,017

		1,017,852

Materials—2.8%
Asian Paints Ltd. (India)	3,619,429	36,894
Industrias Penoles S.A.B de C.V. (Mexico)	4,400,036	100,902
Randgold Resources Ltd. (Jersey)	749,229	51,123
Randgold Resources Ltd. ADR (Jersey)(6)	780,243	52,737

		241,656

Residential REIT—1.3%
Link REIT (The) (Hong Kong)	19,359,190	111,570

Telecommunication Services—4.3%
Advanced Info Service PCL (Thailand)	13,225,800	91,775
MTN Group Ltd. (South Africa)	5,368,179	113,390
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	683,472,776	163,506

		368,671

Utilities—3.1%
Power Assets Holdings Ltd. (Hong Kong)	26,566,854	234,881
Power Grid Corp. of India Ltd. (India)(2)	13,840,783	30,310

		265,191

TOTAL COMMON STOCKS (Identified Cost $7,278,019)		7,791,689

TOTAL LONG TERM INVESTMENTS—94.0% (Identified Cost $7,567,177)		8,075,083

SHORT-TERM INVESTMENTS—5.9%

Money Market Mutual Funds—5.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	507,169,994	507,170

	SHARES	VALUE

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $507,170)		507,170

SECURITIES LENDING COLLATERAL—0.4%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(5)	32,866,800	$32,867

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $32,867)		32,867

TOTAL INVESTMENTS—100.3% (Identified Cost $8,107,214)		8,615,120(1)

Other assets and liabilities, net—(0.3)%		(27,035)

NET ASSETS—100.0%		$8,588,085

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †

India	26%
Brazil	13
Mexico	9
South Africa	7
China	6
Thailand	6
United States	6
Other	27

Total	100%

† % of total investments as of September 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$7,791,689	$7,791,689
Preferred Stocks	283,394	283,394
Securities Lending Collateral	32,867	32,867
Short-Term Investments	507,170	507,170

Total Investments	$8,615,120	$8,615,120

There were no Level 2 (significant observable inputs) or Level 3 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—6.5%

U.S. Treasury Bills 0.000%, 10/2/14	25,000	25,000
U.S. Treasury Bills 0.001%, 10/2/14	25,000	25,000

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $50,000)		50,000

FEDERAL AGENCY SECURITIES—54.3%

FHLB
0.002%, 10/3/14(2)	15,300	15,300
0.005%, 10/3/14(2)	34,400	34,400
0.010%, 10/3/14(2)	2,600	2,600
0.020%, 10/3/14(2)	4,435	4,435
0.030%, 10/3/14(2)	4,400	4,400
0.060%, 10/3/14(2)	15,000	15,000
0.003%, 10/8/14(2)	50,000	50,000
0.010%, 10/8/14(2)	3,000	3,000
0.070%, 10/10/14(2)	11,100	11,100
0.001%, 10/2/14(2)	20,000	20,000
FHLMC
0.001%, 10/6/14(2)	47,400	47,400
FNMA
0.000%, 10/1/14(2)	4,100	4,100
0.005%, 10/1/14(2)	45,278	45,278
0.010%, 10/1/14(2)	28,972	28,972
0.055%, 10/1/14(2)	15,000	15,000
0.005%, 10/2/14(2)	44,400	44,400
0.010%, 10/2/14(2)	2,000	2,000
0.075%, 10/2/14(2)	6,400	6,400
0.015%, 10/6/14(2)	9,400	9,400
0.075%, 10/6/14(2)	9,500	9,500
0.080%, 10/6/14(2)	4,256	4,256
0.000%, 10/7/14(2)	11,850	11,850
0.066%, 10/8/14(2)	13,005	13,005
0.060%, 10/9/14(2)	15,000	14,999

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $416,795)		416,795

REPURCHASE AGREEMENTS—32.6%

Goldman Sachs & Co. 0.010% dated 9/30/14 due 10/1/14, repurchase price $150,137 collateralized by FNMA, FHLMC, 3.00-4.5%, 9/1/26-5/11/43 market value $153,140	150,137	150,137

Merrill Lynch, Pierce, Fenner & Smith 0.000% dated 9/30/14 due 10/1/14, repurchase price $60,000 collateralized by FHLMC, 0.000%-3.5%, 8/1/2042 market value $61,200	60,000	60,000
Merrill Lynch, Pierce, Fenner & Smith 0.020% dated 9/30/14 due 10/1/14, repurchase price $40,000 collateralized by FHLMC, 0.000%-3.5%, 8/1/2042 market value $40,800	40,000	40,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $250,137)		250,137

	SHARES	VALUE

MONEY MARKET MUTUAL FUNDS—7.0%

INVESCO Short-Term Investment Treasury Portfolio (The) Institutional Shares (seven-day effective yield 0.01%)	28,440,151	28,440
INVESCO Trust Short-Term Investment Treasury Portfolio (The) - Institutional Shares (seven-day effective yield 0.02%)	25,000,165	25,000

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $53,440)		53,440

TOTAL INVESTMENTS—100.4% (Identified Cost $770,372)		770,372	(1)

Other assets and liabilities, net—(0.4)%		(3,226)

NET ASSETS—100.0%		$767,146

Abbreviation Legend

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	The rate shown is the discount rate.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
U.S. Government Securities	$50,000	$—	$50,000
Federal Agency Securities	416,795	—	416,795
Repurchase Agreements	250,137	—	250,137
Equity Securities:
Money Market Mutual Funds	53,440	53,440	—
Total Investments	$770,372	$53,440	$716,932

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—14.9%

U.S. Treasury Bills
0.000%, 10/2/14	$25,000	$25,000
0.001%, 10/2/14	25,000	25,000

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $50,000)		50,000

COMMERCIAL PAPER—3.0%

Liberty Street Funding 0.001%, 10/1/14(2)	10,000	10,000

TOTAL COMMERCIAL PAPER (Identified Cost $10,000)		10,000

FEDERAL AGENCY SECURITIES—41.5%

FHLB
0.000%, 10/3/14	34,000	34,000
0.002%, 10/3/14	1,639	1,639
0.003%, 10/8/14	30,000	30,000

FHLMC
0.001%, 10/2/14	20,000	20,000
0.001%, 10/6/14	30,000	30,000

FNMA
0.010%, 10/1/14	22,100	22,100
0.002%, 10/6/14	1,600	1,600

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $139,339)		139,339

REPURCHASE AGREEMENTS—31.8%

Goldman Sachs & Co. 0.010% dated 09/30/14 due 10/1/14, repurchase price $56,978 collateralized by FHLMC, and FNMA, 3.024% - 5.000%, 11/1/25 - 08/01/44 market value $58,118	56,978	56,978

Merrill Lynch, Pierce, Fenner & Smith 0.000% dated 09/30/14 due 10/1/14, repurchase price $50,000 collateralized by U.S. Treasury Note, 3.50%, 08/1/42 market value $51,000	50,000	$50,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $106,978)		106,978

	SHARES		VALUE

MONEY MARKET MUTUAL FUNDS—8.9%

Goldman Sachs Financial Square Fund- Institutional Share (seven-day effective yield 0.060%)	15,003,656		15,004
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)	15,003,119		15,003

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $30,007)			30,007

TOTAL INVESTMENTS—100.1% (Identified Cost $336,324)			336,324	(1)

Other assets and liabilities, net—(0.1)%			(241)

NET ASSETS—100.0%		$	336,083

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At September 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Final maturity date.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Commercial Paper	$10,000	$—	$10,000
U.S. Government Securities	50,000	—	50,000
Federal Agency Securities	139,339	—	139,339
Repurchase Agreements	106,978	—	106,978
Equity Securities:
Money Market Mutual Funds	30,007	30,007	—

Total Investments	$336,324	$30,007	$306,317	$—

There are no Level 3 (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—80.7%

Colorado—1.7%
State Housing & Finance Authority Multi Family, Class I Series A-1, 0.060%, 10/7/14 (10/1/30(4))	$2,200	$2,200

Connecticut—4.8%
State Health & Educational Facilities Authority, Yale University,
Series Y-3, 0.010%, 10/1/14 (7/1/35)	2,300	2,300
Series U, 0.030%, 10/7/14 (7/1/33)	3,700	3,700

		6,000

Florida—2.1%
JEA Water & Sewer System, Series B-1, 0.060%, 10/7/14 (10/1/36(4))	2,600	2,600

Illinois—4.4%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.030%, 10/1/14 (8/15/32(4))	5,500	5,500

Maryland—5.6%
Montgomery County, Public Improvements, Series B, 0.030%, 10/1/14 (6/1/26)	7,000	7,000

Massachusetts—5.2%
State Health & Educational Facilities Authority, Harvard University, Series R, 0.010%, 10/1/14 (11/1/49(4))	6,505	6,505

Michigan—5.0%
University of Michigan Series B, 0.030%, 10/1/14 (4/1/42(4))	4,255	4,255
University of Michigan Series A, 0.040%, 10/1/14 (4/1/38(4))	2,000	2,000

		6,255

Mississippi—6.9%
County of Jackson, Port Facility, Chevron U.S.A, Inc. Project 0.010%, 10/1/14 (6/1/23(4))	2,700	2,700
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.040%, 10/7/14 (5/15/27(4))	5,970	5,970

		8,670

	PAR VALUE	VALUE

Missouri—7.5%
State Health & Educational Facilities Authority, St. Louis University, Series A-1, 0.030%, 10/1/14 (10/1/35)	$4,120	$4,120
Washington University, Series A, 0.020%, 10/1/14 (2/15/34)	1,220	1,220
St. Louis University, Series A-2, 0.010%, 10/1/14 (10/1/35)	2,630	2,630
Washington University, Series C, 0.010%, 10/1/14 (3/1/40)	1,500	1,500

		9,470

New York—9.3%
City of New York
Series C, 0.030%, 10/1/14 (10/1/23)	5,400	5,400
Sub-Series E-4, 0.020%, 10/1/14 (8/1/21)	2,200	2,200
State Dormitory Authority, Royal Charter Properties Series A, 0.040%, 10/7/14 (11/15/36(4))	4,000	4,000

		11,600

North Carolina—0.9%
Charlotte-Mecklenburg Hospital Authority (The) Series B, 0.020%, 10/1/14 (1/15/38(4))	1,130	1,130

Oregon—6.5%
Clackamas County Hospital Facility Authority, Legacy Health System, Series B, 0.040%, 10/7/14 (6/1/37(4))	1,300	1,300
State of Oregon, Veterans Welfare,
Series 87-C, 0.030%, 10/1/14 (6/1/28)	3,500	3,500
Series 88-B, 0.030%, 10/1/14 (12/1/41)	3,300	3,300

		8,100

Texas—3.1%
University of Texas Revenues Financing System, Series B, 0.030%, 10/7/14 (8/1/25(4))	2,500	2,500
University of Texas, Series A, 0.020%, 10/7/14 (7/1/38(4))	1,400	1,400

		3,900

Utah—5.2%
City of Murray, Intermountain Healthcare Service, Inc. Series B, 0.030%, 10/1/14(5/15/37)	4,300	4,300

1

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Utah—(continued)
Intermountain Healthcare Service, Inc. Series C, 0.030%, 10/1/14(5/15/37)	$2,200	$2,200

		6,500

Virginia—2.2%
Fairfax County Industrial Development Authority, Inova Health System Project, Series C-1, 0.030%, 10/7/14 (5/15/26(4))	1,215	1,215
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.030%, 10/7/14 (2/15/38(4))	1,500	1,500

		2,715

Wisconsin—4.0%
State Housing & Economic Development Authority, Series E, 0.060%, 10/7/14 (5/1/43(4))	5,010	5,010

Wyoming—6.3%
Lincoln County, Pollution Control Exxon Project, 0.030%, 10/1/14 (8/1/15(4))	3,800	3,800
Sublette County, Pollution Control, Exxon Project 0.030%, 10/1/14 (11/1/14(4))	2,600	2,600
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.040%, 10/1/14 (12/1/22)	1,500	1,500

		7,900

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $101,055)		101,055

	SHARES	VALUE

MONEY MARKET MUTUAL FUNDS—10.0%

Dreyfus Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.000%)	6,261,000	6,261
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	6,261,153	6,261

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $12,522)		12,522

TOTAL INVESTMENTS—90.7% (Identified Cost $113,577)	113,577(1)

Other assets and liabilities, net—9.3%	11,656

NET ASSETS—100.0%	$125,233

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Variable Rate Demand Obligations - Municipal	$101,055	$—	$101,055
Equity Securities:
Money Market Mutual Funds	12,522	12,522	—
Total Investments	$113,577	$12,522	$101,055

There are no Level 3 (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—4.7%

U.S. Treasury Note
0.250%, 12/31/15	$4,000	$4,001
0.500%, 6/30/16	1,700	1,701
0.500%, 8/31/16	1,000	999

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,694)		6,701

MUNICIPAL BONDS—0.4%

California—0.4%
State of California 1.050%, 2/1/16	500	502

TOTAL MUNICIPAL BONDS (Identified Cost $501)		502

FOREIGN GOVERNMENT SECURITIES—1.2%

Commonwealth of Australia Series 130, 4.750%, 6/15/16	235AUD	213
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360NZD	285
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17	235AUD	219
Republic of Chile 5.500%, 8/5/20	142,000CLP	250
Republic of Latvia RegS 2.750%, 1/12/20(4)	315	311
Republic of Panama 5.200%, 1/30/20	220	242
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	249

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,831)		1,769

MORTGAGE-BACKED SECURITIES—32.5%

Agency—1.8%
FHLMC 14-DN2, M2 1.805%, 4/25/24(2)	275	267
FNMA
6.000%, 5/1/16	30	31
10.500%, 12/1/16	—(10)	—(10)
4.000%, 8/1/25	175	187
3.000%, 6/1/27	404	418
2.500%, 5/1/28	496	502
4.000%, 11/1/31	666	712
4.500%, 4/1/40	230	249
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	29	29
GNMA
7.000%, 7/15/23	3	3

	PAR VALUE	VALUE

Agency—(continued)
7.000%, 9/15/23	$13	$14
7.000%, 9/15/23	2	2
7.000%, 1/15/24	12	13
7.000%, 9/15/24	11	12
7.000%, 7/15/25	5	5
7.000%, 7/15/25	6	6
7.000%, 7/15/25	14	14
12-147, AK 2.586%, 4/16/54	194	198
		2,662

Non-Agency—30.7%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	341	342
A-10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(3)	250	250
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	307	313
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.298%, 7/10/43(2)	185	188
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, G 144A 5.523%, 7/10/43(2)(3)	420	427
Banc of America Commercial Mortgage Trust 07-2, A4 5.780%, 4/10/49(2)	940	1,020
Banc of America Funding Corp.
04-B, 2A1 5.428%, 11/20/34(2)	80	80
06-2, 3A1 6.000%, 3/25/36	64	65
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	276	286
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	170	171
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	478	508
04-24CB, 1A1 6.000%, 11/25/34	371	387
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	615	654
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	308
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 06-C6, A4 5.372%, 9/15/39	500	535

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-C6, A4 5.858%, 7/15/40(2)	$1,176	$1,246
07-C7, A3 5.866%, 9/15/45(2)	565	625
Bayview Commercial Asset Trust
08-1, A2A 144A 1.155%, 1/25/38(2)(3)	108	107
08-1, A3 144A 1.655%, 1/25/38(2)(3)	330	314
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	160	163
Centex Home Equity Loan Trust 04-D, AF5 5.350%, 9/25/34(2)	385	405
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.399%, 7/15/44(2)	400	415
06-CD2, A4 5.480%, 1/15/46(2)	275	286
07-CD4, A4 5.322%, 12/11/49	390	417
07-CD4, AMFX 5.366%, 12/11/49(2)	525	550
Citigroup Commercial Mortgage Trust
07-6, A4 5.898%, 12/10/49(2)	300	329
07-C6, A1A 5.899%, 12/10/49(2)	543	593
08-C7, AM 6.339%, 12/10/49(2)	230	253
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	250	269
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	224	245
14-A, A 144A 4.000%, 1/1/35(2)(3)	361	376
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	830
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	276	294
07-C2, A3 5.542%, 1/15/49(2)	165	178
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	129	132
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	364
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	800	780
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	354	357
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	117	117
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.986%, 6/25/34(2)	341	348
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.991%, 8/10/45(2)	522	570
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	512

	PAR VALUE	VALUE

Non-Agency—(continued)
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	$300	$305
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	413	412
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
03-9, 4A1 2.650%, 2/25/34(2)	123	122
04-1, 21A1 2.284%, 4/25/34(2)	171	171
04-10, 12A3 2.724%, 1/25/35(2)	146	146
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	474	490
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	535	558
06-PW13, AM 5.582%, 9/11/41(2)	970	1,036
07- PW15, AM 5.363%, 2/11/44	460	478
07- PW17, A4 5.694%, 6/11/50(2)	830	907
07-PW18, A4 5.700%, 6/11/50	335	368
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.439%, 6/25/33(2)	474	478
03-AR4, 2A1 2.251%, 8/25/33(2)	303	302
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.655%, 7/17/26(2)(3)	300	301
10-CNTR, A1 144A 3.300%, 8/5/32(3)	419	434
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	119
06-LDP7, A4 6.060%, 4/15/45(2)	600	636
06-LDP9, A3 5.336%, 5/15/47	705	756
07-LDPX, AM 5.464%, 1/15/49(2)	280	293
07-LD12, A4 5.882%, 2/15/51(2)	315	343
JPMorgan Chase Mortgage Trust
06-A2, 4A1 2.503%, 8/25/34(2)	275	274
04-A4, 2A1 2.350%, 9/25/34(2)	218	222
05-A4, 3A1 2.205%, 7/25/35(2)	154	155
14-1, 1A1 144A 4.000%, 4/25/43(2)(3)	515	533
JPMorgan Mortgage Trust 14-2, 2A2 144A 3.500%, 10/25/26(2)(3)	285	295
JPMorgan Mortgage Trust 14-IVR3, 2A1 3.000%, 10/25/29(2)	420	424
Lehman Brothers - UBS Commercial Mortgage Trust 07-C2, A3 5.430%, 2/15/40	430	465

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.101%, 7/15/44(2)	$364	$398
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	154	156
03-8, 2A1 5.750%, 11/25/33	207	216
04-4, 6A1 5.500%, 4/25/34	228	240
04-7, 9A1 6.000%, 8/25/34	186	194
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	200	203
Morgan Stanley Capital I Trust
07-T27, A4 5.831%, 6/11/42(2)	1,515	1,664
06-IQ12, A4 5.332%, 12/15/43	587	629
07-IQ14, A4 5.692%, 4/15/49(2)	760	826
07-IQ14, AM 5.869%, 4/15/49(2)	428	449
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.993%, 6/25/44(2)(3)	274	280
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	185	185
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	155	159
Residential Asset Securitization Trust 04-QS8, A6 5.500%, 6/25/34	251	257
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	189	191
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	86	87
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	198	196
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.437%, 2/25/34(2)	996	986
04-4, 3A1 2.459%, 4/25/34(2)	293	292
04-4, 3A2 2.463%, 4/25/34(2)	280	279
04-14, 7A 2.368%, 10/25/34(2)	476	479
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	287	282
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	404	399
03-33H, 1A1 5.500%, 10/25/33	434	444
03-34A, 6A 2.540%, 11/25/33(2)	546	536
04-15, 3A3 5.500%, 9/25/34	329	334
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.600%, 1/25/37(2)	71	71
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	221	221

	PAR VALUE	VALUE

Non-Agency—(continued)
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	$157	$160
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, A5 5.342%, 12/15/43	600	647
07-C30, AM 5.383%, 12/15/43	500	535
07-C31, A4 5.509%, 4/15/47	1,265	1,352
07-C33, A5 6.140%, 2/15/51(2)	79	87
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust)
06-C25, AM 5.896%, 5/15/43(2)	275	293
07-C32, A3 5.933%, 6/15/49(2)	615	665
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)	107	109
03-J, 5A1 2.492%, 10/25/33(2)	426	431
04-K, 1A2 2.615%, 7/25/34(2)	505	511
04-Z, 2A1 2.615%, 12/25/34(2)	402	409
05-14, 2A1 5.500%, 12/25/35	153	157
06-16, A5 5.000%, 11/25/36	133	137
		43,778

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $46,525)		46,440

ASSET-BACKED SECURITIES—22.1%

American Homes 4 Rent 14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	259	257
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	153	155
12-3, C 2.420%, 5/8/18	369	375
12-3, D 3.030%, 7/9/18	683	700
12-4, D 2.680%, 10/9/18	160	162
13-2, D 2.420%, 5/8/19	800	792
14-1, D 2.540%, 5/8/20	650	640
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	85	88
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	52	54
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	240	263
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	406
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	541

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	$418	$443
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	381	386
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	101	101
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	202
13-1, B 144A 2.240%, 1/15/19(3)	340	345
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	505	510
Capital One Multi-Asset Execution Trust 14-A2, A2 1.260%, 1/15/20	400	400
Carfinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	570	578
13-2A, B 144A 3.150%, 8/15/19(3)	300	305
14-2A, B 144A 2.640%, 11/16/20(3)	415	414
CarMax Auto Owner Trust
12-1, B 1.760%, 8/15/17	750	760
14-2, C 2.080%, 1/15/20	400	397
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	430	430
14-1A, D 144A 4.160%, 11/15/18(3)	350	349
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	400	400
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	342	343
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	217	215
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	391	395
Citibank Credit Card Issuance Trust 05-A2, A2 4.850%, 3/10/17	495	505
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	513
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	285	302
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	684	684
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	290	306
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	225	227
14-1A, C 144A 2.640%, 10/15/19(3)	600	603

	PAR VALUE	VALUE

14-2A, C 144A 2.460%, 1/15/20(3)	$330	$329
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	203
14-1A, B 144A 2.420%, 1/15/19(3)	645	648
13-1A, C 144A 3.520%, 2/15/19(3)	500	515
14-2A, C 144A 3.260%, 12/16/19(3)	335	335
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	365	363
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	383
Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	258	256
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
GSAA Home Equity Trust
05-1, AF4 5.375%, 11/25/34(2)	371	396
05-12, AF3W 4.999%, 9/25/35(2)	134	136
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	125
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	243	244
14-AA, A 144A 1.770%, 11/25/26(3)	313	310
Hyundai Auto Receivables Trust 14-B, D 2.510%, 12/15/20	400	398
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	166	167
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	572	579
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	611	625
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	400	400
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	92	97
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.405%, 6/25/28(2)	339	319
07-HI1, A3 5.720%, 3/25/37	60	61
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	430	439
12-2, D 3.870%, 2/15/18	400	415
12-6, C 1.940%, 3/15/18	355	358
12-3, C 3.010%, 4/16/18	375	383
12-5, C 2.700%, 8/15/18	150	153
12-6, D 2.520%, 9/17/18	450	457

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE
13-1, D 2.270%, 1/15/19	$	550	$	551
13-3, C 1.810%, 4/15/19		700		697
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)		86		88
11-1A, B 144A 4.230%, 4/20/26(3)		214		221
12-3A, A 144A 1.870%, 8/20/29(3)		130		130
13-1A, A 144A 1.590%, 11/20/29(3)		147		147
14-1A, A 144A 2.070%, 3/20/30(3)		348		349
14-2A, A 144A 2.050%, 8/20/31(3)		246		244
Silverleaf Finance XV LLC 12-D, A144A 3.000%, 3/17/25(3)		70		71
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)		650		651
13-C, A2A 144A 2.940%, 10/15/31(3)		325		332
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)		400		400
SoFi Professional Loan Program 14-A, A2 144A 3.020%, 10/25/27(3)		145		145
Structured Asset Investment Loan Trust 05-HE1, M1 0.855%, 7/25/35(2)		256		251
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31		120		118
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)		119		122
12-AA, A 144A 2.000%, 9/20/29(3)		108		107
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)		497		490
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)		475		475
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)		150		152
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)		119		129
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)		392		405
Volvo Financial Equipment LLC 13-1A, B 144A 1.240%, 8/15/19(3)		450		450
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)		249		251
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)		94		95

		PAR VALUE	VALUE
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	$	335	$	334

TOTAL ASSET-BACKED SECURITIES (Identified Cost $31,383)				31,461

CORPORATE BONDS AND NOTES—29.5%

Consumer Discretionary—1.4%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)		190		198
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)		150		150
DISH DBS Corp.
4.625%, 7/15/17		115		117
4.250%, 4/1/18		165		166
QVC, Inc. 3.125%, 4/1/19		330		331
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)		205		197
Time Warner Cable, Inc. 6.750%, 7/1/18		215		250
Toll Brothers Finance Corp. 4.000%, 12/31/18		265		265
Weyerhaeuser Real Estate Co. 144A 4.375%, 6/15/19(3)		50		49
Wyndham Worldwide Corp. 2.500%, 3/1/18		40		40
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)		280		272

				2,035

Consumer Staples—0.2%
Heinz (H.J.) Co. 4.250%, 10/15/20		251		250
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)		95		96

				346

Energy—1.5%
California Resources Corp.
144A 5.000%, 1/15/20(3)		95		97
144A 5.500%, 9/15/21(3)		120		122
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)		200		202
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)		200		209
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)		145		143
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)		280		284
Petrobras Global Finance BV 3.250%, 3/17/17		400		405
Petroleos Mexicanos 144A 3.125%, 1/23/19(3)		230		236
QGOG Constellation SA 144A 6.250%, 11/9/19(3)		200		200

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE
Energy—(continued)
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	$	250	$	244

				2,142

Financials—17.6%
Aircastle Ltd.
4.625%, 12/15/18		280		281
6.250%, 12/1/19		175		185
American International Group, Inc.
2.375%, 8/24/15		90		91
3.375%, 8/15/20		225		232
American Tower Trust I 144A 1.551%, 3/15/18(3)		100		98
Associated Banc Corp. 5.125%, 3/28/16		90		95
Associates Corp. North America 6.950%, 11/1/18		320		375
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)		230		237
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)		250		261
Banco Bradesco SA
144A 4.125%, 5/16/16(3)		200		207
144A 4.500%, 1/12/17(3)		200		210
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)		325		329
Banco Santander Chile 144A 3.750%, 9/22/15(3)		225		231
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)		250		251
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16		210		226
5.490%, 3/15/19		66		73
Bank of Baroda 144A 4.875%, 7/23/19(3)		300		316
Bank of India 144A 3.250%, 4/18/18(3)		300		303
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19		230		230
Barclays Bank plc 144A 6.050%, 12/4/17(3)		100		111
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)		230		234
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)		200		237
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)		340		342
Capital One Financial Corp. 6.150%, 9/1/16		625		683
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21		135		133
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)		250		251
Chubb Corp. (The) 6.375%, 3/29/67(2)		175		192

		PAR VALUE	VALUE
Financials—(continued)
Citigroup, Inc. 0.501%, 6/9/16(2)	$	100	$	99
CNA Financial Corp. 5.850%, 12/15/14		175		177
CNH Capital LLC 3.625%, 4/15/18		250		246
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19		430		432
Corpbanca SA 144A 3.875%, 9/22/19(3)		300		301
Corporate Office Properties LP 3.700%, 6/15/21		220		217
DNB Bank ASA 144A 3.200%, 4/3/17(3)		550		574
DuPont Fabros Technology LP 5.875%, 9/15/21		235		242
Fifth Third Bancorp 4.500%, 6/1/18		150		162
First Tennessee Bank N.A. 5.050%, 1/15/15		250		253
Ford Motor Credit Co. LLC 5.750%, 2/1/21		400		455
General Electric Capital Corp.
5.625%, 5/1/18		365		413
4.650%, 10/17/21		170		187
General Motors Financial Co., Inc. 4.750%, 8/15/17		465		490
Genworth Holdings, Inc. 7.625%, 9/24/21		300		364
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18		55		56
4.875%, 11/1/20		220		224
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17		735		798
7.500%, 2/15/19		50		60
HCP, Inc. 3.750%, 2/1/19		275		290
Health Care REIT, Inc. 4.700%, 9/15/17		200		217
Healthcare Realty Trust, Inc. 6.500%, 1/17/17		200		221
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		135		134
HSBC USA, Inc.
1.625%, 1/16/18		310		309
2.625%, 9/24/18		290		297
Huntington Bancshares, Inc. 7.000%, 12/15/20		245		293
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		280		301
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)		170		170
144A 2.125%, 10/2/17(3)		60		61
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17		15		15
4.875%, 3/15/19		20		20
5.875%, 2/1/22		200		199

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	$300	$318
Intesa San Paolo SpA 3.125%, 1/15/16	200	204
iStar Financial, Inc.
4.000%, 11/1/17	125	122
5.000%, 7/1/19	75	72
Jefferies Group, Inc. 5.125%, 4/13/18	150	163
JPMorgan Chase & Co. 6.125%, 6/27/17	200	223
KeyCorp 5.100%, 3/24/21	185	206
Korea Development Bank 3.875%, 5/4/17	250	264
Lazard Group LLC 4.250%, 11/14/20	350	366
Lincoln National Corp.
8.750%, 7/1/19	225	287
6.050%, 4/20/67(2)(5)	75	77
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	234
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Morgan Stanley 5.550%, 4/27/17	710	777
Nationstar Mortgage LLC 6.500%, 8/1/18	380	381
Navient LLC 4.875%, 6/17/19	380	380
PennantPark Investment Corp. 4.500%, 10/1/19	300	302
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	198
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	236
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	66
Prudential Financial, Inc.
4.750%, 9/17/15	100	104
3.000%, 5/12/16	255	263
8.875%, 6/15/38(2)(5)	100	121
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	250
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	20
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	202
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	265	256
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	224
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	232
State Street Corp. 4.956%, 3/15/18(5)	155	169
Swedbank AB 144A 1.750%, 3/12/18(3)	200	199

	PAR VALUE	VALUE

Financials—(continued)
Telecom Italia Capital SA 7.175%, 6/18/19	$50	$56
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	361
Union Bank NA 2.625%, 9/26/18	300	305
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	133
2.700%, 4/1/20	152	150
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(7)	290	270
Voya Financials, Inc. 2.900%, 2/15/18	350	360
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	101
144A 6.000%, 4/12/17(3)(7)	200	200
Wells Fargo & Co. 5.125%, 9/15/16	100	108
Willis Group Holdings plc 4.125%, 3/15/16	125	130
Willis North America, Inc. 6.200%, 3/28/17	40	44
XL Group plc Series E, 6.500%, 12/29/49(2)	330	317
XLIT Ltd. 2.300%, 12/15/18	135	135
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	214
Zions Bancorp 4.500%, 3/27/17	75	79

		25,140

Health Care—1.1%
Catamaran Corp. 4.750%, 3/15/21	150	145
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	90	93
144A 5.125%, 8/1/21(3)	65	65
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	216
HCA, Inc.
3.750%, 3/15/19	200	196
6.500%, 2/15/20	325	355
Owens & Minor, Inc. 3.875%, 9/15/21	65	65
Tenet Healthcare Corp.
6.000%, 10/1/20	80	85
8.125%, 4/1/22	290	319
Zoetis, Inc. 1.875%, 2/1/18	25	25

		1,564

Industrials—4.6%
ADT Corp. (The) 6.250%, 10/15/21	245	254
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	87	97
01-1, G 7.100%, 4/2/21	413	460
Atlas Air Pass-Through-Trust

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Industrials—(continued)
99-1, A1 7.200%, 1/2/19	$	540	$563
00-1, A 8.707%, 1/2/19		72	76
Bombardier, Inc. 144A 4.750%, 4/15/19(3)		60	60
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		46	49
99-1, A 6.545%, 2/2/19		172	190
09-2, A 7.250%, 11/10/19		250	293
01-1, A1 6.703%, 6/15/21		512	553
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20		493	534
Deluxe Corp. 6.000%, 11/15/20		150	157
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		292	316
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)		155	154
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)		200	215
Textron, Inc. 4.625%, 9/21/16		635	676
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21		122	133
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17		1,530	1,729

			6,509

Information Technology—0.2%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17		200	207
Equinix, Inc. 4.875%, 4/1/20		88	87
Sanmina Corp. 144A 4.375%, 6/1/19(3)		50	49

			343

Materials—0.8%
Allegheny Technologies, Inc. 9.375%, 6/1/19		175	214
CRH America, Inc. 8.125%, 7/15/18		100	121
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)		200	225
International Paper Co. 9.375%, 5/15/19		125	163
Methanex Corp. 3.250%, 12/15/19		155	157
Vedanta Resources plc 144A 6.000%, 1/31/19(3)		200	203

			1,083

Telecommunication Services—1.4%
CenturyLink, Inc. 6.000%, 4/1/17		100	108
Frontier Communications Corp. 6.250%, 9/15/21		155	154
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)		200	209
Qwest Corp. 6.500%, 6/1/17		100	111
Sprint Communications, Inc. 6.000%, 12/1/16		115	121

		PAR VALUE	VALUE

Telecommunication Services—(continued)
Sprint Corp. 144A 7.250%, 9/15/21(3)	$	235	$245
T-Mobile USA, Inc.
6.464%, 4/28/19		95	99
6.542%, 4/28/20		95	98
Telefonica Emisiones SAU 3.192%, 4/27/18		195	201
Verizon Communications, Inc.
2.500%, 9/15/16		55	56
3.650%, 9/14/18		60	63
2.550%, 6/17/19		115	116
4.600%, 4/1/21		70	76
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)		275	266

			1,923

Utilities—0.7%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)		200	202
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)		280	298
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)		200	206
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)		330	331

			1,037

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $41,418)			42,122

LOAN AGREEMENTS—6.2%

Consumer Discretionary—1.9%
Allison Transmission Tranche B-3, 3.750%, 8/23/19		155	154
Aristocrat International Ltd. Tranche B, 0.000%, 9/29/21(8)		280	277
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20		182	180
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21		66	66
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21		123	119
Chrysler Group LLC Tranche B, 3.500%, 5/24/17		227	226
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20		161	160
CSC Holdings, Inc. Tranche B, 2.654%, 4/17/20		93	91
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20		337	336

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Consumer Discretionary—(continued)
Libbey Glass, Inc. 3.750%, 4/9/21	$	154	$	152
MGM Resort International Tranche B 3.500%, 12/20/19		203		200
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20		45		45
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20		83		81
Seminole Tribe of Florida 3.000%, 4/29/20		185		184
Tribune Co. 4.000%, 12/27/20		198		196
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20		185		180
Zuffa LLC 3.750%, 2/25/20		79		78

				2,725

Consumer Staples—0.5%
Albertson’s LLC Tranche B-4 0.000%, 8/25/21(8)		184		183
ARAMARK Corp.
3.250%, 9/6/19		43		42
3.250%, 2/24/21		361		355
D.E Master Blenders (Charges OpCo BV) 0.000%, 7/23/21(8)		59		58
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20		64		64
Prestige Brands 0.000%, 9/3/21(8)		20		20

				722

Energy—0.3%
Fieldwood Energy LLC Closing Date Loan, 3.875%, 9/28/18		86		85
Seadrill Operating LP 4.000%, 2/21/21		334		319

				404

Financials—0.6%
Delos Finance S.A.R.L. 3.500%, 3/6/21		208		206
Guggenheim Partners LLC 4.250%, 7/22/20		76		75
Hilton Worldwide Finance LLC 3.500%, 10/26/20		192		190
Paragon Offshore Finance Co. 3.750%, 7/16/21		182		171
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21		185		182

				824

Health Care—0.8%
AmSurg Corp. 3.750%, 7/16/21		31		31
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21		101		100

		PAR VALUE	VALUE

Health Care—(continued)
Envision Healthcare Corp. (aka Emergency Medical Services Corp.) 4.000%, 5/25/18	$	99	$	98
Hologic, Inc. Refinancing Tranche B, 3.250%, 8/1/19		363		361
IMS Health, Inc. Tranche B, 3.500%, 3/17/21		74		72
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21		25		25
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18		234		231
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20		54		54
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.750%, 2/13/19		141		140

				1,112

Industrials—0.8%
Alliant Techsystems, Inc. Tranche B 3.500%, 11/2/20		144		144
American Airlines, Inc. Tranche B, 3.750%, 6/27/19		380		374
AWAS Finance Luxembourg SA 3.500%, 7/16/18		136		136
Nortek, Inc. 3.750%, 10/30/20		48		47
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20		158		155
Tranche D, 3.750%, 6/4/21		67		66
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21		188		186
WireCo Worldgroup, Inc. 6.000%, 2/15/17		34		34

				1,142

Information Technology—0.7%
Aecom Technology Corp. 0.000%, 9/17/21(8)		58		58
Avago Technologies Cayman Ltd. 3.750%, 5/6/21		258		256
Genpact Ltd. 3.500%, 8/30/19		356		354
Infor (US), Inc. Tranche B-5, 3.750%, 6/3/20		170		167
Kronos, Inc. First Lien, 4.500%, 10/30/19		7		7
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19		174		161

				1,003

Materials—0.1%
AZ Chem US, Inc. First Lien, 5.750%, 6/11/21		43		43
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19		76		75

				118

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.3%
Level 3 Financing, Inc. Tranche B, 4.000%, 1/15/20	$127	$125
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	293	290

		415

Utilities—0.2%
NRG Energy, Inc. 2.750%, 7/1/18	397	390

TOTAL LOAN AGREEMENTS (Identified Cost $8,965)		8,855

	SHARES
PREFERRED STOCKS(2)—0.3%

Financials—0.3%
JPMorgan Chase & Co. Series V, 5.000%(2)	80(9)	78
Wells Fargo & Co. Series K, 7.980%(2)	325(9)	356

TOTAL PREFERRED STOCKS (Identified Cost $450)		434

TOTAL LONG TERM INVESTMENTS—96.9% (Identified Cost $137,767)		138,284(11)

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	1,435,107	1,435

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,435)		1,435

TOTAL INVESTMENTS—97.9% (Identified Cost $139,202)		139,719(1)

Other assets and liabilities, net—2.1%		2,989

NET ASSETS—100.0%		$142,708

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foreign currency:

AUD	Australian Dollar
CLP	Chilean Peso
NZD	New Zealand Dollar

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $40,994 or 28.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Amount is less than $500.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	86%
Australia	1
Bermuda	1
Brazil	1
Canada	1
Luxembourg	1
Netherlands	1
Other	8

Total	100%

† % of total investments as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Asset-Backed Securities	$31,461	$—	$31,461
Corporate Bonds and Notes	42,122	—	42,122
Foreign Government Securities	1,769	—	1,769
Loan Agreements	8,855	—	8,855
Mortgage-Backed Securities	46,440	—	46,440
Municipal Bonds	502	—	502
U.S. Government Securities	6,701	—	6,701
Equity Securities:
Preferred Stock	434	—	434
Short-Term Investments	1,435	1,435	—

Total Investments	$139,719	$1,435	$138,284

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS(3)—99.3%

Alabama—3.0%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$521
5.000%, 12/1/25	1,000	1,133
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,068
		5,722

Arizona—2.4%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	547
Northern Arizona University,
Speed-Stimulus Plan Economic Development 5.000%, 8/1/24	1,115	1,312
Speed-Stimulus Plan Economic Development 5.000%, 8/1/25	2,290	2,682
		4,541

California—4.4%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,535
Metropolitan Water District of Southern California Series G4 3.000%, 7/1/37(2)	2,000	2,146
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	2,000	2,131
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	150	151
5.000%, 2/1/24	1,500	1,795
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	586
		8,344

Colorado—5.5%
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	2,135	2,675
6.250%, 11/15/28	2,250	2,888
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	755
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	313

	PAR VALUE	VALUE

Colorado—(continued)
University of Colorado
Series A 5.000%, 6/1/19	$625	$734
Series A 5.625%, 6/1/22	1,650	1,983
5.000%, 6/1/24	1,000	1,179
		10,527

Connecticut—2.5%
City of Hartford,
Series A 5.000%, 4/1/27	1,650	1,898
Series B 5.000%, 4/1/27	1,000	1,151
Connecticut State Health & Educational Facility Authority Series E 5.000%, 7/1/25	1,500	1,749
		4,798

Delaware—2.3%
State of Delaware 5.000%, 7/1/17	4,000	4,490

District of Columbia—2.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	4,555

Florida—4.1%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,202
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,508
Miami-Dade County Expressway Authority Series A 5.000%, 7/1/20	1,000	1,174
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,067
Aviation, Series B 5.000%, 10/1/24	2,425	2,846
		7,797

Georgia—2.6%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,752
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,244
		4,996

Idaho—0.8%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	1,500	1,612

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Illinois—9.5%
Chicago Park District, Series A (NATL Insured) 5.000%, 1/1/31	$1,775	$1,814
City of Chicago IL Waterworks Revenue 5.000%, 11/1/22	500	588
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	875
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,424
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,166
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	464
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	637
State Development Finance Authority, DePaul University, Series C (Pre-refunded 10/1/14 @ $100) 5.625%, 10/1/20	1,000	1,000
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	748
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,234
State of Illinois
Series A 5.000%, 4/1/22	815	899
5.000%, 2/1/26	1,490	1,624
State Toll Highway Authority, Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,278
University of Illinois, Auxiliary Facilities System
Series A 5.500%, 4/1/31	1,540	1,758
Series A 5.125%, 4/1/36	500	546
		18,055

Indiana—4.8%
Indiana Finance Authority Series A 5.000%, 12/1/22	800	955
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,061
Series A 5.250%, 6/1/23	1,320	1,532
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,912

	PAR VALUE	VALUE

Indiana—(continued)
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	$2,535	$2,630
		9,090

Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,584

Louisiana—1.3%
City of New Orleans la Sewerage Service Revenue
5.000%, 6/1/19	500	574
5.000%, 6/1/20	550	638
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	1,000	1,191
		2,403

Maine—2.0%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,120
General Airport Revenue, 5.000%, 7/1/29	580	632
General Airport Revenue, 5.000%, 7/1/30	770	836
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,150
		3,738

Maryland—4.9%
City of Baltimore, Convention Center, Sr. Series A
(XLCA Insured) 5.250%, 9/1/22	400	419
(XLCA Insured) 5.250%, 9/1/23	1,500	1,565
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System,
Series A 6.750%, 7/1/29	2,015	2,473
5.000%, 7/1/32	250	269
State of Maryland Series B 4.500%, 8/1/21	3,945	4,651
		9,377

Massachusetts—5.5%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,216
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,762

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Massachusetts—(continued)
Commonwealth of Massachusetts Series A 5.000%, 4/1/18	$4,000	$4,575
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,798
Massachusetts Water Pollution Abatement Trust REF 5.000%, 8/1/19	1,000	1,180

		10,531

Michigan—0.7%
Royal Oak Hospital Finance Authority William Beaumont Hospital 5.000%, 9/1/19	200	230
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,134

		1,364

Missouri—4.8%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,030
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,213
Missouri Highway & Transportation Commission First Lien, Series A 5.000%, 5/1/20	5,000	5,962

		9,205

Nebraska—0.6%
University of Nebraska - Lincoln, Series A 5.000%, 7/1/22	1,000	1,133

Nevada—0.6%
Las Vegas Valley Water District, Series B 5.000%, 6/1/25	1,000	1,175

New Jersey—2.8%
State Economic Development Authority, (AGM Insured) 5.000%, 6/15/22	3,000	3,421
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	1,915	2,011

		5,432

New York—10.0%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,192
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	973
(AGC Insured) 6.125%, 1/1/29	500	573

	PAR VALUE	VALUE

New York—(continued)
(AMBAC Insured) 5.000%, 1/1/31	$470	$495
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Seriies A 5.500%, 6/15/21	500	585
Series A 5.500%, 6/15/22	1,000	1,168
Series A 5.625%, 6/15/24	1,050	1,226
Series A 5.750%, 6/15/40	4,590	5,231
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	3,140	3,761
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,358
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	904
Utility Debt Securitization Authority Series TE 5.000%, 6/15/26	500	606

		19,072

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,375

Ohio—3.0%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,447
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,019
State of Ohio,
5.000%, 10/1/20	465	550
5.000%, 10/1/21	1,080	1,289
5.000%, 10/1/22	1,135	1,366

		5,671

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,434

Pennsylvania—3.3%
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,244
Sub-Series B2 0.000%, 12/1/34	1,750	1,849
Sub-Series E 0.000%, 12/1/38	2,000	2,132

		6,225

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

South Carolina—1.2%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	$1,000	$	1,183
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020		1,180

			2,363

Tennessee—0.6%
Tennessee Housing Development Agency
Series 1-C 2.050%, 7/1/20	725		729
Series 1-C 2.300%, 1/1/21	430		430

			1,159

Texas—11.0%
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000		3,047
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850		2,070
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750		865
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	2,000		2,316
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450		3,075
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000		1,180
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085		1,258
5.000%, 9/1/25	1,015		1,165
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580		1,938
State Municipal Gas Acquisition & Supply Corp. II, Series C 0.845%, 12/15/14(2)	3,000		2,761
Ysleta Independent School District, Series A (PSF Guaranteed) 4.000%, 8/15/25	1,140		1,270

			20,945

TOTAL MUNICIPAL BONDS (Identified Cost $178,140)			189,713

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $178,140)			189,713

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.1%

Money Market Mutual Funds—0.1%
BlackRock Liquidity Funds MuniCash Portfolio - Insitutional Shares (seven-day effective yield 0.010%)	112,110	$	112

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $112)			112

TOTAL INVESTMENTS—99.4% (Identified Cost $178,252)			189,825	(1)

Other assets and liabilities, net—0.6%			1,072

NET ASSETS—100.0%		$	190,897

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(3)	At September 30, 2014, 21% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

4

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Municipal Bonds	$189,713	$—	$189,713
Equity Securities:
Short-Term Investments	112	112	—

Total Investments	$189,825	$112	$189,713

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of six diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (‘NAV’) (at the close of regular trading on the New York Stock Exchange (“NYSE”) generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2014, the following Fund had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Emerging Markets Opportunities Fund	$32,208	$ 32,867

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited) (Continued)

domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2014, the Funds did not hold any securities that are both illiquid and restricted.

NOTE 3— INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$8,120,315	$948,137	$(453,332)	$494,805
Low Duration Income Fund	139,202	1,488	(971)	517
Tax-Exempt Bond Fund	178,252	12,047	(474)	11,573

NOTE 5—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that the following subsequent event requires disclosure in the Notes to Schedules of Investments.

On August 20, 2014, the Board of Trustees of the Virtus Insight Trust voted to liquidate the Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, and Virtus Insight Tax-Exempt Money Market Fund. Based on the recommendation of management, the Trustees determined that liquidation was in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. On October 20, 2014 (the ‘Liquidation date”), the Funds were liquidated at their net asset value and the proceeds were distributed to its shareholders.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.